Stockholders' Equity - Shares - General Information (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 Vote shares	Mar. 31, 2023 Vote shares
Subordinate Voting Shares
Common stock
Common stock, voting rights, votes per share | Vote		1	1
Multiple Voting Shares
Common stock
Common stock, voting rights, votes per share | Vote		100	100
Common stock, convertible, number of shares (in shares) | shares		100	100
Number of converted shares | shares	5,407,800	15,140,700
Super Voting Shares
Common stock
Common stock, voting rights, votes per share | Vote		10	1,000
Common stock, convertible, number of shares (in shares) | shares			1